THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
SUPPLEMENT TO THE SUMMARY PROSPECTUSES DATED MAY 1, 2025

NML VARIABLE ANNUITY ACCOUNT A
SUPPLEMENT TO THE SUMMARY PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT TO THE SUMMARY PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C
SUPPLEMENT TO THE SUMMARY PROSPECTUSES
GROUP COMBINATION ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement updates certain information in the most recent initial summary prospectuses and updating summary prospectuses, as applicable, for the above-referenced variable annuity contracts and any supplements to the initial summary prospectuses and updating summary prospectuses (together the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged and the terms and section headings used in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectuses or supplements without charge upon request.
The changes described below are effective July 1, 2025.
On the “Cover Page” of the “Summary Prospectus for New Investors”, the sentence beginning with “Subject to the limitations discussed in the prospectus for the Contract,…” is replaced in its entirety with the sentence below:
Subject to the limitations discussed in the prospectus for the Contract, you may choose to invest amounts in up to 59 Divisions of the Separate Account as well as available fixed options under certain circumstances. Each Division of the Separate Account invests exclusively in shares of a single series of a Fund (i.e., an underlying Portfolio).
In the “Ongoing Fees and Expenses (annual charges)” section under the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” table, the row “Investment Options (Portfolio company fees and expenses)”is replaced in its entirety with the row shown below:

Annual Fee	Minimum	Maximum
Investment Options (Portfolio company fees and expenses)	0.14%[2]	2.73%[2]

In the “Fees and Expenses” section, under “Annual Portfolio Operating Expenses”, the table for Annual Portfolio Operating Expenses is removed in its entirety and replaced with the table below:
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.73%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.68%

In “Appendix A”, the list of “Portfolios Available under Your Contract” is removed in its entirety and replaced with the table below:
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	37.82%	14.77%	13.44%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.61%[1]	34.43%	18.22%	16.94%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	22.16%	13.86%	11.88%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.72%[1]	23.86%	10.92%	10.22%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	24.75%	14.30%	12.86%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	10.69%	7.46%	7.58%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	7.07%	5.90%	7.40%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	11.88%	8.60%	8.40%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.21%	5.55%	7.03%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	13.63%	10.07%	9.41%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	8.65%	7.42%	8.15%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	13.18%	5.89%	8.12%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	8.43%	8.01%	8.61%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	10.36%	6.59%	7.77%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	5.30%	5.96%	7.03%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	3.25%	4.20%	5.48%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	3.94%	2.81%	3.02%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.89%[1]	4.02%	0.12%	2.50%

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.99%	2.28%	1.56%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.04%	1.92%	1.90%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	1.76%	0.09%	1.57%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.68%[1]	-5.78%	-5.29%	-0.93%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2](“Inflation Protection Portfolio” until 9/30/2025)	MSA/American Century Investment Management, Inc.	0.45%[1]	1.96%	1.50%	1.95%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	6.38%	3.71%	4.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	6.42%	0.93%	3.33%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.55%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.47%[1]	7.43%	4.76%	5.53%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.53%[1]	9.72%	6.17%	6.72%
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.64%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive All Equity Portfolio[2]	MSA	0.66%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.59%	31.61%	18.83%	N/A

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.66%[1]	13.67%	9.77%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	6.58%	4.55%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.48%[1]	1.23%	0.31%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	-2.97%	-2.40%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.58%[1]	9.73%	5.54%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors , LLC	0.27%[1]	3.43%	4.70%	5.14%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.47%[1]	1.38%	-0.21%	1.42%
Long-term capital appreciation	Columbia VP Small Cap Value Fund - Class 1[6]	Columbia Management Investment Advisers, LLC	0.88%[1]	8.87%	11.24%	9.24%
Total return	Commodity Return Strategy Portfolio – Class 2[7]	UBS Asset Management (Americas) LLC [8]	0.80%[1]	5.12%	N/A	N/A
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.57%	17.49%	11.34%	9.21%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.56%	33.79%	17.04%	13.62%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	9.40%	12.20%	9.64%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	5.14%	5.46%	7.96%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.57%	35.59%	23.82%	21.93%
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	1.21%	-0.46%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.78%	-0.35%	5.89%	4.45%

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%	10.79%	4.43%	6.14%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%[1]	3.16%	1.81%	2.65%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[12]	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.90%[1]	20.50%	12.42%	11.07%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.14%[1]	8.53%	8.00%	7.31%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.91%	1.42%	-0.20%	2.75%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	1.03%[1]	2.78%	4.23%	4.70%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	0.83%	-0.87%	1.04%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.85%[1]	6.48%	2.86%	3.67%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.90%[1]	9.48%	5.00%	5.15%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.97%[1]	11.94%	7.10%	6.50%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	1.00%[1]	13.09%	7.58%	6.97%
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
A series of American Funds Insurance Series®.
5
The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.
6
A series of Columbia Funds Variable Insurance Trust.
7
A series of Credit Suisse Trust.
8
Effective May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) as the surviving entity, and UBS AM (Americas) became the investment manager to the Portfolio.
9
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
10
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
11
A series of John Hancock Variable Insurance Trust.
12
A series of Neuberger Berman Advisers Management Trust.

13
A series of Russell Investment Funds.
14
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Please retain a copy of this Supplement for future reference.